Common Stock and Stock Plans, Restricted Share Rights (Details) (Restricted Share Rights [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Share Rights [Member]
Summary of Restricted Share Rights and Restricted Share Awards [Abstract]
Nonvested, fair value, beginning of period	$ 26.98
Nonvested, shares, beginning of period	23,036,722
Granted, shares	18,836,636
Granted, weighted-average grant-date fair value	$ 31.02	$ 27.29	$ 19.04
Vested, shares	(1,426,158)
Vested, weighted-average grant-date fair value	$ 28.55
Canceled or forfeited, shares	(1,167,071)
Canceled or forfeited, weighted-average grant-date fair value	$ 28.52
Nonvested, fair value, end of period	$ 28.81	$ 26.98
Nonvested, shares, end of period	39,280,129	23,036,722